United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/2010

Date of Reporting Period:  Quarter ended 09/30/2010

Item 1.                      Schedule of Investments

Market Plus Core Fund

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 10.2%
		Federal Home Loan Mortgage Corporation – 8.6%
$1,632,361		Federal Home Loan Mortgage Corp., 2.696%, 6/1/2036	1,713,120
1,565,665		Federal Home Loan Mortgage Corp., 3.389%, 12/1/2035	1,628,391
		TOTAL	3,341,511
		Federal National Mortgage Association – 1.6%
17,135		Federal National Mortgage Association, 2.800%, 4/1/2035	18,070
37,080		Federal National Mortgage Association, 2.720%, 5/1/2036	39,109
378,004		Federal National Mortgage Association, 2.610%, 4/1/2036	396,368
174,474		Federal National Mortgage Association, 1.720%, 5/1/2033	178,531
9,781		Federal National Mortgage Association, 2.560%, 6/1/2035	10,253
		TOTAL	642,331
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,822,164)	3,983,842
		Asset-Backed Securities – 2.7%
		Auto Receivables – 1.0%
200,000		AmeriCredit Automobile Receivables Trust 2010-A, Mtg. Bond, A2, 1.460%, 10/01/2018	200,810
8,550		Carmax Auto Owner Trust 2007-3, A3B, 0.657%, 12/15/2011	8,557
164,925	[1,2]	Huntington Auto Trust 2008-1 A3B, 1.757%, 4/16/2012	165,514
		TOTAL	374,881
		Home Equity Loan – 0.8%
11,658		Asset Backed Funding Certificate 2005-OPT1 A1MZ, 0.606%, 7/25/2035	10,211
46,495		GSAA Home Equity Trust 2005-15 1A2, 0.636%, 1/25/2036	10,758
75,000		GSAA Home Equity Trust 2005MTR1 A3, 0.566%, 10/25/2035	45,128
34,390		GSAMP Trust 2005-SEA2 A1, 0.606%, 1/25/2045	22,764
280,000		Morgan Stanley ABS Capital I 2004-OP1, 0.936%, 11/25/2034	196,900
68,742		Option One Mortgage Loan Trust 2005-1 A1B, 0.586%, 2/25/2035	48,079
		TOTAL	333,840
		Non-Agency Mortgage – 0.9%
369,640		Countrywide Alternative Loan Trust 2007-OA9, Series 2007-OA9, 0.606%, 06/25/2047	86,679
368,454		Harborview Mortgage Loan Trust 2007-1, Series 2007-1, 0.387%, 04/19/2038	218,152
27,251		Harborview Mortgage Loan Trust 2006-1 2A1A, 0.497%, 3/19/2036	15,826
32,359		Washington Mutual 2003-S4 1A3, 0.756%, 6/25/2018	29,544
17,021		Washington Mutual 2005-AR17 A-1A1, 0.526%, 12/25/2045	13,955
		TOTAL	364,156
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,684,489)	1,072,877
		Collateralized Mortgage Obligations – 2.5%
		Federal Home Loan Mortgage Corporation – 0.2%
55,779		Federal Home Loan Mortgage Corp. REMIC 2395 FA, 0.857%, 6/15/2029	56,533
43,850		Federal Home Loan Mortgage Corp. REMIC 2395 FT, 0.707%, 12/15/2031	44,165
		TOTAL	100,698
		Federal National Mortgage Association – 0.4%
36,079		Federal National Mortgage Association REMIC 0287A FB, 0.766%, 10/25/2031	36,167
83,527		Federal National Mortgage Association REMIC 1993-179 FJ, 1.431%, 10/25/2023	85,824
23,692		Federal National Mortgage Association REMIC 1993-247 FM, 2.953%, 12/25/2023	24,518
		TOTAL	146,509

Principal Amount or Shares			Value
		Non-Agency Mortgage – 1.9%
$201,383		Citigroup Mortgage Loan Trust 2004-UST1 A2, 1.726234%, 8/25/2034	185,257
85,024		Washington Mutual 2002-AR6 A, 1.770%, 6/25/2042	73,639
210,222		Washington Mutual 2006-AR1 2A1B, 1.440%, 1/25/2046	122,633
296,070		Washington Mutual 2006-AR15 1A, 1.210%, 11/25/2046	173,546
246,729		Washington Mutual 2006-AR17 1A, 1.206%, 12/25/2046	152,911
301,206		Washington Mutual Mortgage Pass Through Certificates 2007-OA3 DA1C, 0.576%, 4/25/2047	19,052
		TOTAL	727,038
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,583,837)	974,245
		Corporate Bonds – 41.5%
		Basic Industry — Chemicals – 3.8%
950,000		Dow Chemical Co., Floating Rate Note - Sr. Note, 2.668%, 08/08/2011	961,678
500,000		Sherwin-Williams Co., 3.125%, 12/15/2014	531,746
		TOTAL	1,493,424
		Basic Industry - Metals & Mining – 1.6%
500,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.950%, 05/01/2014	618,017
		Communications - Telecom Wireless – 3.0%
500,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	568,437
600,000		Vodafone Group PLC, Note, 0.584%, 02/27/2012	600,690
		TOTAL	1,169,127
		Communications - Telecom Wirelines – 2.6%
725,000		Telecom Italia Capital SA, Floating Rate Note — Sr. Note, 1.135%, 07/18/2011	719,866
300,000		Telecom Italia Capital, Note, 0.946%, 02/01/2011	298,714
		TOTAL	1,018,580
		Consumer Cyclical - Automotive – 0.6%
250,000	[1,2]	American Honda Finance Corp., Floating Rate Note - Sr. Note, Series MTN, 0.469%, 02/21/2012	248,021
		Consumer Non-Cyclical - Health Care – 1.6%
599,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.000%, 06/15/2011	615,975
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
250,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 0.939%, 12/19/2011	250,613
		Consumer Non-Cyclical - Products – 1.4%
500,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	538,139
		Energy - Refining – 1.4%
500,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	536,594
		Financial Institution - Banking – 13.5%
900,000		Chase Capital II, Company Guarantee, 0.966%, 02/01/2027	687,474
750,000		Citigroup, Inc., Floating Rate Note - Sr. Sub Note, 0.562%, 06/09/2016	642,191
500,000		Credit Suisse (USA), Inc., Floating Rate Note - Sr. Note, 0.778%, 04/12/2013	496,231
50,000		Goldman Sachs Group, Inc., Floating Rate Note, 0.889%, 09/29/2014	48,669
550,000		Goldman Sachs Group, Inc., Floating Rate Note, 0.913%, 07/22/2015	517,774
50,000		Morgan Stanley Group, Inc., 0.775%, 01/18/2011	50,011
900,000		NationsBank Capital Trust III, Bond, 1.076%, 01/15/2027	632,792
1,100,000		State Street Capital Trust IV, 1.292%, 06/15/2037	796,067
900,000		Wachovia Capital Trust II, Company Guarantee, 1.026%, 01/15/2027	697,896
900,000		Wells Fargo Capital II, Company Guarantee, 0.975%, 01/30/2027	695,370
		TOTAL	5,264,475

Principal Amount or Shares			Value
		Financial Institution - Brokerage – 2.8%
$500,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	554,722
500,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	532,482
		TOTAL	1,087,204
		Financial Institution - Finance Noncaptive – 1.5%
500,000		General Electric Capital Corp., Floating Rate Note - Sr. Note, Series MTN, 0.856%, 08/15/2036	369,510
250,000		HSBC Finance Corp., Floating Rate Note - Sr. Note, 0.727%, 06/01/2016	225,615
		TOTAL	595,125
		Financial Institution - Insurance - P&C – 1.3%
30,000		CNA Financial Corp., 6.500%, 08/15/2016	32,626
500,000	[1,2]	ZFS Finance USA Trust III, Floating Rate Note, 1.442%, 12/15/2065	459,040
		TOTAL	491,666
		Technology – 2.9%
500,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2015	524,147
600,000		Hewlett-Packard Co., Floating Rate Note - Sr. Note, 0.407%, 03/01/2012	599,870
		TOTAL	1,124,017
		Transportation - Services – 1.3%
500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.750%, 07/01/2013	511,265
		Utility - Natural Gas Distributor – 1.5%
500,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	599,768
		TOTAL CORPORATE BONDS (IDENTIFIED COST $17,083,812)	16,162,010
		U.S. Treasury – 2.6%;3
1,000,000	[4]	U.S. Treasury Bill, 0.290%, 1/27/2011 (IDENTIFIED COST $999,344)	999,586
		MUTUAL FUNDS – 36.3%;5
140,919		Emerging Markets Fixed Income Core Fund	3,898,504
3,988,133	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	3,988,133
963,300		High Yield Bond Portfolio	6,271,080
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $12,632,632)	14,157,717
		TOTAL INVESTMENTS — 95.8% (IDENTIFIED COST $37,806,278)[7]	37,350,277
		OTHER ASSETS AND LIABILITIES - NET — 4.2%[8]	1,621,311
		TOTAL NET ASSETS — 100%	$38,971,588

At September 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
9S&P 500 Index Long Futures	18	$5,115,150	December 2010	$164,978
[9]United States Treasury Notes 2-Year Short Futures	40	$8,779,375	December 2010	$(12,587)
[9]United States Treasury Notes 5-Year Short Futures	55	$6,647,695	December 2010	$(26,806)
[9]United States Treasury Bonds 30-Year Short Futures	11	$1,470,906	December 2010	$7,281
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$132,866

At September 30, 2010, the Fund had the following open swap contract:
Total Return Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	S&P 500 Total Return	Buy	0.29%	9/15/2011	$33,000,658	$1,530,476

Net Unrealized Appreciation on Futures Contracts and the Value of Swap Contract is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $1,383,840, which represented 3.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2010, these liquid restricted securities amounted to $1,383,840, which represented 3.6% of total net assets.
3	Discount rate at time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated companies.
6	7-Day net yield.
7	At September 30, 2010, the cost of investments for federal tax purposes was $37,801,427. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and swap contract was $451,150. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,915,807 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,366,957.
8	Assets, other than investments in securities, less liabilities.
9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$3,983,842	$ —	$3,983,842
Asset-Backed Securities	—	1,072,877	—	1,072,877
Collateralized Mortgage Obligations	—	974,245	—	974,245
Corporate Bonds	—	16,162,010	—	16,162,010
U.S. Treasury	—	999,586	—	999,586
Mutual Funds	14,157,717	—	—	14,157,717
TOTAL SECURITIES	$14,157,717	$23,192,560	$ —	$37,350,277
OTHER FINANCIAL INSTRUMENTS**	$132,866	$1,530,476	$ —	$1,663,342
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts and a swap contract.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust II, L.P.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	November 18, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 18, 2010